DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Direct Operating Costs [Abstract]
Depreciation and amortization	$ 57	$ 54	$ 112	$ 108
Transportation and distribution	48	40	97	80
Operations and maintenance	18	14	36	29
Compensation	18	15	35	30
Cost of inventory	1	1	3	4
Other	7	7	13	14
Total	$ 149	$ 131	$ 296	$ 265